SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2023
SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents comprise cash in bank and non-redeemable guaranteed investment certificates held at financial institutions with an original maturity from the date of acquisition of 90 days or less.

Restricted Cash	Restricted Cash Restricted cash comprises cash held as collateral against the Company’s corporate credit card program.
Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment (“PP&E”) is recorded at cost, net of accumulated depreciation and/or accumulated impairment losses. The Company allocates the amount initially recognized in respect of an item of PP&E to its significant components and amortizes each such part separately. Residual values, method of depreciation and useful lives of the assets are reviewed annually or more frequently if required, and any changes in these estimates are adjusted prospectively. Depreciation is calculated over the estimated useful lives of the assets, as follows:

Leasehold improvements	Shorter of asset life and term of lease	Straight-line
Furniture and fixtures	5 years	Straight-line
Medical and laboratory equipment	5 years	Straight-line
Computer equipment	3 years	Straight-line
Construction in progress	No term	Not amortized

Construction in progress is transferred to property, plant and equipment when the assets are available for use and amortization of the assets commences at that point.

Intangible Assets

Intangible Assets

Finite life intangible assets are recorded at cost less accumulated amortization and accumulated impairment losses. Residual values, method of depreciation and useful lives of the assets are reviewed annually or more frequently if required, and any changes in these estimates are adjusted prospectively. Amortization is provided on a straight-line basis over the following terms:

Website	4 years	Straight-line
Portal	4 years	Straight-line
Mobile Application	4 years	Straight-line
Software in progress	No term	Not Amortized

Leases
Website	4 years	Straight-line
Portal	4 years	Straight-line
Mobile Application	4 years	Straight-line
Software in progress	No term	Not Amortized

Impairment of Non-Financial Assets

Impairment of Non-Financial Assets

The carrying amounts of the Company’s non-financial assets are reviewed at each reporting date to determine whether there is any indication of impairment. If such an indication exists, the recoverable amount is estimated. For the purpose of measuring recoverable amounts, assets are grouped at the lowest levels for which there are separately identifiable cash flows or cash generating units (“CGUs”). The recoverable amount is the higher of an asset’s fair value less cost of disposal and value in use (being the present value of the expected future cash flows of the relevant asset or CGU). An impairment loss is recognized for the amount by which the asset’s carrying value exceeds its recoverable amount. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Financial Instruments

Financial Instruments

Financial assets and liabilities are recorded on the consolidated statement of financial position when the Company becomes a party to the financial instrument. Financial assets are derecognized when the contractual rights to the cash flows from the financial asset expire or when the contractual rights to those assets are transferred. Financial liabilities are derecognized when the obligation specified in the contract is discharged, cancelled or expired.

Classification and Measurement of Financial Instruments

The Company initially measures a financial instrument at its fair value adjusted for, in the case of a financial instrument not at fair value through profit (loss) (“FVTPL”), transaction costs that are directly attributable to the acquisition of the financial instrument. Transaction costs of financial instruments carried at fair value through FVTPL are expensed in profit (loss).

Subsequent measurement of financial assets and liabilities depends on the Company’s business model for managing the asset or liability and the cash flow characteristics of the asset or liability. All financial assets and liabilities are measured at amortized cost.

Financial assets and liabilities that are held for collection or payment of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. Finance income or expense from these financial instruments is recorded in loss using the effective interest rate method. The Company has classified its financial instruments as outlined in Note 20.

Investment in associate

Investment in associate

An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but is not having control over those policies.

The considerations made in determining significant influence or control are similar to those necessary to determine control over subsidiaries. The Company’s investment in its associate, Field Trip H&W, is accounted for using the equity method.

Under the equity method, the investment in an associate is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Company’s share of net assets of the associate since the acquisition date. Goodwill relating to the associate is included in the carrying amount of the investment and is not tested for impairment separately.

The consolidated statements of loss and comprehensive loss reflects the Company’s share of the results of operations of the associate. Any change in other comprehensive income (“OCI”) of the investee is presented as part of the Company’s OCI. In addition, when there has been a change recognized directly in the equity of the associate, the Company recognizes its share of any changes, when applicable, in the consolidated statements of changes in equity. Unrealized gains and losses resulting from transactions between the Company and the associate are eliminated to the extent of the interest in the associate.

The aggregate of the Company’s share of profit or loss of an associate is shown on the face of the consolidated statements of loss and comprehensive loss outside operating expense and represents profit or loss after tax and non-controlling interests in the associate.

The consolidated financial statements of the associate are prepared for the same reporting period as the Company.

Impairment in associate

Impairment in associate

After application of the equity method, the Company determines whether it is necessary to recognize an impairment loss on its investment in associate. At each reporting date, the Company determines whether there is objective evidence that the investment in the associate is impaired. If there is such evidence, the Company calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value, and then recognizes the loss as Share of loss of associate in the consolidated statements of loss and comprehensive loss.

The entire carrying amount of the investment is tested for impairment as a single asset, by comparing its recoverable amount (higher of value in use and fair value less costs of disposal) with its carrying amount. In determining the value in use of the net investment, the Company estimates its share of the present value of the estimated future cash flows expected to be generated by the associate, including the cash flows from the operations of the associate and the proceeds from the ultimate disposal of the investment.

Financial guarantees of associate lease obligations

Financial guarantees of associate lease obligations

Financial guarantees of associate lease obligations are initially measured at fair value calculated as the difference in present values of cash flows assuming an unguaranteed rate and the related probability of payment by the Company. Financial guarantees of associate lease obligations are recognized initially in the carrying value of the associate with the corresponding liability set up.

The financial guarantees are then amortized over the remaining period of the leases and recorded in other income (expense). Subsequently, these financial guarantees are remeasured at the higher of the loss allowance determined as expected credit loss under IFRS 9 Financial Instruments and the amount initially recognized less the cumulative income or loss. The difference (as applicable) is recorded in net loss.

The Company has measured expected credit losses on a collective basis as the Company is unable to allocate the carrying amount of individual financial assets or the exposure to credit risk on financial guarantee contracts to the credit risk rating grades for which lifetime expected credit losses are recognized.

Share-based Payments

Share-based Payments

The Company measures equity settled share-based payments based on their fair value at the grant date and recognizes compensation expense over the vesting period based on the Company’s estimate of equity instruments that will eventually vest. Expected forfeitures are estimated at the date of grant and subsequently adjusted if further information indicates actual forfeitures may vary from the original estimate. Any revisions are recognized in net loss such that the cumulative expense reflects the revised estimate

The fair value of share-based compensation options is estimated using the Black-Scholes option pricing model and rely on a number of estimates, such as expected life of the option and the volatility of the underlying share price. In addition, the Company estimates the rate of forfeiture of options granted. Such estimates and assumptions are inherently uncertain, and any changes in these assumptions affect the fair value estimates of share-based compensation expense.

Share-based payments to non-employees are measured at the fair value of the goods or services received or the fair value of the equity instruments issued if it is determined that the fair value of the goods or services cannot be reliably measured and are recorded at the date the goods or services are received. The amount recognized as an expense is adjusted to reflect the number of awards expected to vest. The corresponding credit is recorded to share-based payments reserve in equity.

Consideration received on the exercise of stock options is recorded in share capital and the related stock-based payments reserve is transferred to share capital.

Reunion Replacement Options

Following the Arrangement, each original Field Trip Health  Ltd. Option was exchanged for one (1) Reunion Replacement Option and 0.85983356 of a Field Trip H&W Option, with each Reunion Replacement Option and each whole Field Trip H&W Option (i) entitling the holder thereof to acquire one (1) Reunion Share and one (1) Field Trip H&W Share, respectively, and (ii) having an exercise price (rounded up to the nearest cent) determined in accordance with the Arrangement. Immediately upon closing of the Arrangement, the Company consolidated its Reunion Shares on a 5:1 basis, resulting in a similar consolidation of Reunion Replacement Options.

The Reunion Replacement Options were accounted for as a modification of the Field Trip Health Ltd. Options. The Company recognized the effects of the modifications that increased the total fair value of the share-based payment arrangement or were otherwise beneficial to the participant. The incremental fair value granted is the difference between the fair value of the Reunion Replacement Options and the fair value of the cancelled equity instruments, immediately before and after the Spinout Transaction closing date. This incremental amount will be recognized as an expense over the remainder of the vesting period.

As the original Field Trip Health Ltd. Option was exchanged for two separate options, the fair value of the Field Trip Health Ltd. Option on the grant date and the incremental gain of the Reunion Replacement Option and Field Trip H&W Option have been allocated to each separate option based on the proportion of each separate option’s corresponding fair value on the date of the Arrangement over their combined total fair value on the date of the Arrangement.

Stock Option Cancellations

As part of the Arrangement, option holders who are not engaged in Reunion are no longer eligible participants under the Reunion equity compensation plan. As such, these participants’ unvested Reunion options were cancelled immediately upon closing of the Spinout Transaction. The vested Reunion options shall remain available for exercise for a period of 12 months following the earlier of: (i) the date of the Arrangement, or (ii) the term of the original Field Trip Health Ltd. Option. Participants who are not engaged in Field Trip H&W will have their options treated likewise.

The cancellation of options was accounted for as an acceleration of vesting, and the amount that otherwise would have been recognized for services received for employment over the remainder of the vesting period was recognized immediately as an expense.

As a result, the Company recognized the accelerated vesting of Field Trip H&W options for its participants and for those who are not involved in either Reunion or Field Trip H&W.

Revenue Recognition

Revenue Recognition

Prior to the Spinout Transaction, the Company generated revenue from the provision of psychotherapy services performed at its clinic locations. The Company used the following five-step contract-based analysis of transactions to determine if, when and how much revenue can be recognized:

1. Identify the contract with a customer.

2. Identify the performance obligation(s) in the contract.

3. Determine the transaction price.

4. Allocate the transaction price to the performance obligation(s) in the contract; and

5. Recognize revenue when or as the Company satisfies the performance obligation(s).

The Company earned revenue from patients by offering various Ketamine-Assisted Psychotherapy (“KAP”) programs in Canada and the USA and psilocybin-assisted therapies in the Netherlands. The number of sessions in each KAP and psilocybin-assisted therapy program vary, however the structure and pricing were consistent at each location. The KAP programs contained a combination of psychotherapy and ketamine administration appointments. The psilocybin-assisted therapy programs contained a combination of psychotherapy and psilocybin truffles.

The Patient Services Agreement (“PSA”) between the clinic and patient outlined the clinic’s protocol, pricing, payment terms, cancellation fees and refund policy. Each session in the PSA had an assigned standalone value based on a standard hourly rate. Patients could cancel their treatment at any time and receive a full refund on sessions not yet completed, if sessions were paid in advance. Based on these terms, each session was an individual performance obligation and patient service revenues were recognized over a period of time as performance of obligations were completed.

Payment of the transaction price for patient counselling was typically due prior to the services being rendered and therefore, the transaction price was recognized as a contract liability, or deferred revenue, when payment was received. Contract liabilities were subsequently recognized as revenue when the Company fulfiled its performance obligations.

Patient service revenues were measured at the net patient service revenues received or receivable. Third-party payors include federal and state agencies (under the Medicare programs), managed care health plans and commercial insurance companies.

Research and Development

Research and Development

Expenditures on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, are recognized in profit or loss as incurred.

 Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to complete development and has sufficient resources to complete development and to use or sell the asset. Other development expenditures are expensed as incurred.

 Research and development expenses include all direct and indirect operating expenses supporting the products in development. The costs incurred in establishing and maintaining patents are expensed as incurred.

Income Taxes

Income Taxes

Income tax expense consisting of current and deferred tax expense is recognized in the consolidated statements of loss and comprehensive loss. Current tax expense is the expected tax payable on the taxable income for the period, using tax rates enacted or substantively enacted at period end, adjusted for amendments to tax payable with regards to previous periods.

Deferred tax assets and liabilities and the related deferred income tax expense or recovery are recognized for deferred tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using the enacted or substantively enacted tax rates expected to apply when the asset is realized or the liability settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that substantive enactment occurs.

A deferred tax asset is recognized to the extent that it is probable that future taxable income will be available against which the asset can be utilized.

Net Loss per Share

Net Loss per Share

Basic net loss per share is calculated by using the weighted average number of shares outstanding during the year. Diluted net loss per share is computed similar to basic net loss per share, except that the weighted average number of shares outstanding is increased to include additional shares for the assumed exercise of stock options, if dilutive. The number of additional shares is calculated by assuming that the outstanding options and the proceeds from such exercises were used to acquire common stock at the average market price during the reporting period.

Given the Company’s loss position, basic and diluted loss per share are the same and stock options are excluded from the weighted average number of shares outstanding since they are anti-dilutive.

Use of Estimates and Judgments

Use of Estimates and Judgments

The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of liabilities at the date of these consolidated financial statements and the reported amounts of expenses during the reporting periods. Actual results could differ from these estimates and such differences could be material. The Company reviews its estimates and underlying assumptions on an ongoing basis. Revisions are recognized in the period in which the estimates are revised and may impact future periods.

The key areas of judgment and estimation or use of managerial assumptions are as follows:

Spinout of Clinic Operations

The Clinic Operations reflect Field Trip H&W on a combined carve-out basis as if it had always operated as a stand-alone entity. Prior to April 1, 2022, the Company paid certain costs for Field Trip H&W and performed certain activities on behalf of Field Trip H&W. As a result, the Clinic Operations include allocations of certain transactions reported in the accounts of the Company. These cost allocations have been determined on a basis considered by the Company to be a reasonable reflection of the utilization of services provided to Field Trip H&W.

Compensation related costs have been allocated using methodologies primarily based on proportionate time spent on the Company’s and Field Trip H&W’s respective activities. These cost allocations have been determined on a basis considered by the Company and Field Trip H&W to be a reasonable reflection of the utilization of services provided to the Company.

Management believes both the assumptions and allocations underlying the Clinic Operations are reasonable. However, as a result of the combined carve-out methodology in determining the results of Field Trip H&W, the Clinic Operations may not necessarily be indicative of the operating results and financial position that would have resulted had Field Trip H&W historically operated as a stand-alone entity.

On April 28, 2022, in conjunction with the Company’s announcement of the Spinout Transaction and the classification of the Clinic Operations as discontinued operations, the recoverable amount was estimated for certain items of property, plant and equipment, intangible assets and right-of-use assets and no impairment loss was identified. For the purposes of measuring recoverable amounts, assets are grouped at the lowest levels for which there are separately identifiable cash flows or cash generating units (“CGUs”). The recoverable amount is the higher of an asset’s fair value less cost of disposal and value in use (being the present value of the expected future cash flows of the relevant asset or CGU). An impairment loss is recognized for the amount by which the asset’s carrying value exceeds its recoverable amount.

Share-based payments and warrants

The fair value of share-based compensation expense and warrants is estimated using the Black-Scholes option pricing model and rely on a number of estimates, such as the expected life of the option or warrant, the volatility of the underlying share price and the risk-free rate of return. In addition, the Company estimates the rate of forfeiture of options granted. Such estimates and assumptions are inherently uncertain, and any changes in these assumptions affect the fair value estimates of share-based compensation expense and warrants.

The Company measures equity settled share-based payments based on their fair value at the grant date and recognizes compensation expense over the vesting period based on the Company’s estimate of equity instruments that will eventually vest. Expected forfeitures are estimated at the date of grant and subsequently adjusted if further non-market-based information indicates actual forfeitures may vary from the original estimate. Any revisions are recognized in profit and loss such that the cumulative expense reflects the revised estimate.

Incremental borrowing rate

In determining the appropriate measurement of lease liabilities, the Company is required to estimate the incremental borrowing rate (“IBR”) specific to the transaction. The IBR applied reflects the interest rate that the Company would have to pay to borrow a similar amount at a similar term and with a similar security.

Extension options

Some property leases contain extension options exercisable by the Company. The Company assesses at the lease commencement date whether it is reasonably certain to exercise the extension options. The Company reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control.

New accounting standards, amendments and interpretations not yet adopted

In February 2021, the IASB issued amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgements, in which it provides guidance to help entities apply materiality judgements to accounting policy disclosures. The amendments aim to help entities provide accounting policy disclosures that are more useful by replacing the requirement for entities to disclose their "significant" accounting policies with a requirement to disclose their "material" accounting policies. The amendments are effective January 1, 2023, with early adoption permitted. Management does not expect material changes to its accounting policy disclosures upon adoption of these amendments.

In February 2021, the IASB issued amendments to IAS 8 to introduce a definition of "Accounting Estimates". The amendments clarify the distinction between changes in accounting estimates and accounting policies as well as the correction of errors. Additionally, the IASB clarifies how entities use measurement techniques and inputs to develop accounting estimates. The amendments are effective January 1, 2023, with early adoption permitted. Management has determined that there will be no material impact to the Company’s consolidated financial statements upon adoption of these amendments.

There are no other IFRS standards or interpretations that are not yet effective that would be expected to have a material impact on the consolidated financial statements of the Company.